TAXATION - Prepaid other taxes (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
TAXATION
Total	Rp 2,564		Rp 1,865
Current portion	(1,925)	$ (125)	(1,512)
Non-current portion (Note 15)	639		353
The Company
TAXATION
VAT	164		155
Article 21 - Individual income tax	2		3
Article 22 - Withholding tax on goods delivery and imports	0		1
Article 23 - Withholding tax on service delivery	238		97
Subsidiaries
TAXATION
VAT	2,145		1,561
Article 23 - Withholding tax on service delivery	14		24
Article 4(2) - Final tax	Rp 1		Rp 24